DISPOSITIONS (Details) - USD ($) $ in Millions					1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 11, 2024	Mar. 31, 2024	May 01, 2023	Mar. 31, 2023	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on acquisitions/dispositions, net						$ 84	$ 87	$ 99	$ 168
Real Estate Service Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on acquisitions/dispositions, net		$ 15		$ 67
Real Estate Service Operations | Minimum
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary		28.00%
Real Estate Service Operations | Maximum
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary		42.00%
Software And Technology Services Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid (received)			$ 490
Gain (loss) on acquisitions/dispositions, net			$ 87
Infrastructure services
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on acquisitions/dispositions, net					$ 14
Proceeds from sale of subsidiary					$ 275
Industrials
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid (received)	$ 140
Gain (loss) on acquisitions/dispositions, net	$ 84